Subsequent Events (Details) - USD ($)				12 Months Ended
	Feb. 27, 2029	Dec. 11, 2023	Oct. 15, 2023	Dec. 31, 2023
Subsequent Events [Line Items]
Draw funds				$ 2,500,000
Second anniversary principal amount				$ 5,000,000
Interest rate				8.00%
Granted shares (in Shares)				2,085,034
Exercise price (in Dollars per share)		$ 2.19	$ 2.4
Shares sold (in Shares)				8,512
Sold and received				$ 1,700,000
Class A Common Stock [Member]
Subsequent Events [Line Items]
Principal fund				$ 2,500,000
Granted shares (in Shares)				500,000
Exercise price (in Dollars per share)				$ 1.24
Shares sold (in Shares)				425,606
Received per share (in Dollars per share)				$ 4
Warrant [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Warrants purchase (in Shares)				250,000
Forecast [Member]
Subsequent Events [Line Items]
Promissory note term	5 years
GAT Funding, LLC [Member]
Subsequent Events [Line Items]
Principal amount				$ 10,000,000
Second anniversary principal amount				$ 10,000,000